Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total revenues	$ 356,128	$ 227,976	$ 204,890
Third parties
Revenues
Total revenues	351,347	222,001	196,759
Related parties
Revenues
Total revenues	4,781	5,975	8,131
Goods-Marketed Products
Revenues
Total revenues	33,937	11,329	8,113
Goods-Distribution
Revenues
Total revenues	236,518	197,761	175,514
Commercialization services
Revenues
Total revenues	27,428	3,734	2,584
Collaboration research and development services
Revenues
Total revenues	18,995	9,771	15,532
Research and development services
Revenues
Total revenues	525	491	494
Other collaboration revenue from royalties
Revenues
Total revenues	15,064	4,890	2,653
Other Collaboration Licensing Revenue [Member]
Revenues
Total revenues	23,661
Oncology/Immunology segment
Revenues
Total revenues	119,610	30,215	26,792
Oncology/Immunology segment | Third parties
Revenues
Total revenues	119,085	29,724	26,298
Oncology/Immunology segment | Related parties
Revenues
Total revenues	525	491	494
Oncology/Immunology segment | Goods-Marketed Products
Revenues
Total revenues	33,937	11,329	8,113
Oncology/Immunology segment | Commercialization services
Revenues
Total revenues	27,428	3,734
Oncology/Immunology segment | Collaboration research and development services
Revenues
Total revenues	18,995	9,771	15,532
Oncology/Immunology segment | Research and development services
Revenues
Total revenues	525	491	494
Oncology/Immunology segment | Other collaboration revenue from royalties
Revenues
Total revenues	15,064	4,890	2,653
Oncology/Immunology segment | Other Collaboration Licensing Revenue [Member]
Revenues
Total revenues	23,661
Other Ventures segment
Revenues
Total revenues	236,518	197,761	178,098
Other Ventures segment | Third parties
Revenues
Total revenues	232,262	192,277	170,461
Other Ventures segment | Related parties
Revenues
Total revenues	4,256	5,484	7,637
Other Ventures segment | Goods-Distribution
Revenues
Total revenues	$ 236,518	$ 197,761	175,514
Other Ventures segment | Commercialization services
Revenues
Total revenues			$ 2,584